Operating leases - Operating lease liabilities of time charter-in vessel agreements (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Operating lease liabilities, current	$ 29,036	$ 28,227
Operating lease liabilities, non-current	142,070	$ 156,282
Time charter-in vessels [Member]
Property, Plant and Equipment [Line Items]
June 30, 2026	36,446
June 30, 2027	34,448
June 30, 2028	36,545
June 30, 2029	31,981
June 30, 2030	29,405
June 30, 2031 and thereafter	27,281
Total undiscounted lease payments	196,106
Discount based on incremental borrowing rate	(27,859)
Present value of lease liability	168,247
Operating lease liabilities, current	28,009
Operating lease liabilities, non-current	$ 140,238